Total operating costs - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages and salaries	€ 1,544	€ 1,253	€ 1,370
Social security costs	302	283	289
Pension and other employee benefits	170	119	112
Total employee costs	€ 2,016	€ 1,655	€ 1,771